FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending: 12/31/2003

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: PINNACLE SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

B.       File Number: 811-04235

C.       Telephone Number: 303-737-3000

2.       A. Street: 8515 EAST ORCHARD ROAD

B.       City: GREENWOOD VILLAGE

C.       State COLORADO

D.       Zip Code: 80111

E.       Foreign Country:

3.       Is this the first filing on this form by Registrant? N

4.       Is this the last filing on this form by Registrant? N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y (If yes, complete only 111 through 132)


111.     A. Great-West Life & Annuity Insurance Company
         B. 333-01173
         C. Greenwood Village, CO 80111

112.

113.

114.     A. GWFS Equities, Inc.
         B. 8-033854
         C. Greenwood Village, CO 80111

115.     A. Deloitte & Touche LLP
         B. Denver, CO 80202

116.     A. Y
         B. GREAT-WEST

117.     A. Y
         B. N
         C. N
         D. Y
         E. N

118.     1

119.     0

120.

121.     1

122.     1

123.     $493

124.

125.     $0

126.     $0

127.     A.
         B.
         C.
         D.
         E.
         F.
         G.
         H.
         I
         J.       1        $ 3,411          $
         K.
         L.       1        $ 3,411          $

128.     N

131.     $16

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village          State of: Colorado        Date: 02/25/2004

Name of Registrant, Depositor, or Trustee:

PINNACLE SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By: /s/ Beverly A. Byrne                         Witness:/s/ Susan E. Campbell
Beverly A. Byrne                                 Susan E. Campbell
Vice President and Counsel                       Legal Assistant I